Insurance services - Summary of Balances of and Changes in Separate Account Liabilities (Detail) - 9 months ended Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Separate Account, Liability [Line Items]
Beginning Balance	₨ 857,528.7	$ 10,289.5
Premiums and deposits	116,856.2	1,402.1
Policy Charges	(14,111.7)	(169.3)
Surrenders and withdrawals	(119,417.6)	(1,432.9)
Benefit Payments	(40,431.7)	(485.1)
Investment Performance	158,152.0	1,897.7
Other Charges	(3,159.6)	(37.9)
Ending Balance	955,416.3	$ 11,464.1
Unit-Linked Life [Member]
Separate Account, Liability [Line Items]
Beginning Balance	709,215.4
Premiums and deposits	97,196.3
Policy Charges	(12,754.4)
Surrenders and withdrawals	(104,102.3)
Benefit Payments	(37,926.8)
Investment Performance	141,987.6
Other Charges	(2,904.3)
Ending Balance	790,711.5
Unit-Linked Pension [Member]
Separate Account, Liability [Line Items]
Beginning Balance	55,986.3
Premiums and deposits	3,556.3
Policy Charges	(594.4)
Surrenders and withdrawals	(8,432.7)
Benefit Payments	(2,504.9)
Investment Performance	7,709.9
Other Charges	(124.2)
Ending Balance	55,596.3
Group Linked [Member]
Separate Account, Liability [Line Items]
Beginning Balance	92,327.0
Premiums and deposits	16,103.6
Policy Charges	(762.9)
Surrenders and withdrawals	(6,882.6)
Benefit Payments	0.0
Investment Performance	8,454.5
Other Charges	(131.1)
Ending Balance	₨ 109,108.5